CAPITAL STOCK (Details 1)	12 Months Ended
Dec. 31, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	9,200,000
Warrant August 312027 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.05
Number of Warrants Outstanding	250,000
Warrant October 72027 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.05
Number of Warrants Outstanding	750,000
Warrant October 312027 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.05
Number of Warrants Outstanding	200,000
Warrant May 152028 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.05
Number of Warrants Outstanding	6,000,000
Warrant July 242028 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.05
Number of Warrants Outstanding	2,000,000